Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 58.9%

Communication Services - 7.9%
Diversified Telecommunication Services - 0.2%
Helios Towers plc (Tanzania)*	99,698	$205,953
Radius Global Infrastructure, Inc. - Class A*	39,125	538,360
Verizon Communications, Inc.	5,486	292,020
		1,036,333
Entertainment - 2.2%
Activision Blizzard, Inc.	41,731	3,297,167
Electronic Arts, Inc.	25,970	3,445,180
Sea Ltd. - ADR (Taiwan)*	36,487	5,484,361
Ubisoft Entertainment S.A. - ADR (France)*	262,051	2,995,243
Ubisoft Entertainment S.A. (France)*	6,783	389,239
		15,611,190
Interactive Media & Services - 4.7%
Alphabet, Inc. - Class A*	6,171	16,699,158
Auto Trader Group plc (United Kingdom)[2]	69,823	632,711
Meta Platforms, Inc. - Class A*	48,866	15,307,763
		32,639,632
Media - 0.8%
Charter Communications, Inc. - Class A*	8,347	4,952,609
Comcast Corp. - Class A	5,936	296,741
Omnicom Group, Inc.	689	51,923
S4 Capital plc (United Kingdom)*	65,816	460,222
		5,761,495
Total Communication Services		55,048,650
Consumer Discretionary - 4.4%
Distributors - 0.0%##
Genuine Parts Co.	456	60,753
Hotels, Restaurants & Leisure - 0.2%
Accor S.A. (France)*	13,015	478,319
Marriott Vacations Worldwide Corp.	2,500	405,950
Restaurant Brands International, Inc. (Canada)	4,829	270,279
		1,154,548
Household Durables - 0.6%
Garmin Ltd.	537	66,814
Nikon Corp. (Japan)	26,500	276,580
Sony Group Corp. - ADR (Japan)	28,058	3,132,956
Sony Group Corp. (Japan)	4,400	492,221
Whirlpool Corp.	212	44,560
		4,013,131
Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc.*	5,551	16,605,650
MercadoLibre, Inc. (Argentina)*	169	191,318
		16,796,968
Multiline Retail - 1.0%
Dollar General Corp.	17,974	3,747,220

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail (continued)
Dollar Tree, Inc.*	26,306	$3,451,873
		7,199,093
Specialty Retail - 0.1%
Best Buy Co., Inc.	724	71,879
The Home Depot, Inc.	1,159	425,330
Williams-Sonoma, Inc.	242	38,850
		536,059
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG (Germany)	1,279	350,980
lululemon athletica, Inc. *	797	266,007
		616,987
Total Consumer Discretionary		30,377,539
Consumer Staples - 6.2%
Beverages - 2.1%
Anheuser-Busch InBev S.A./N.V. (Belgium)	4,369	275,427
The Coca-Cola Co.	108,301	6,607,444
Diageo plc (United Kingdom)	74,884	3,778,751
Heineken N.V. - ADR (Netherlands)	70,815	3,807,722
Heineken N.V. (Netherlands)	3,633	389,627
		14,858,971
Food & Staples Retailing - 0.1%
The Kroger Co.	2,103	91,670
Walmart, Inc.	2,882	402,932
		494,602
Food Products - 2.3%
Archer-Daniels-Midland Co.	1,320	99,000
Bunge Ltd.	486	48,046
Campbell Soup Co.	995	43,899
Conagra Brands, Inc.	1,464	50,889
Danone S.A. (France)	8,053	502,114
General Mills, Inc.	1,485	101,990
The Hershey Co.	533	105,038
The J.M. Smucker Co.	374	52,577
Kerry Group plc - Class A (Ireland)	2,139	269,509
The Kraft Heinz Co.	2,700	96,660
Mondelez International, Inc. - Class A	122,138	8,186,910
Nestle S.A. (Switzerland)	51,941	6,707,576
Tyson Foods, Inc. - Class A	963	87,527
		16,351,735
Household Products - 0.2%
The Clorox Co.	365	61,269
Colgate-Palmolive Co.	1,704	140,495
Kimberly-Clark Corp.	795	109,432
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	265,300	382,619

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products (continued)
The Procter & Gamble Co.	2,865	$459,689
		1,153,504
Personal Products - 1.5%
Beiersdorf AG (Germany)	5,374	534,517
Unilever plc - ADR (United Kingdom)	196,512	10,098,752
		10,633,269
Total Consumer Staples		43,492,081
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
BP plc - ADR (United Kingdom)	61,595	1,904,517
Cameco Corp. (Canada)	16,429	319,216
ConocoPhillips	24,935	2,209,740
Exxon Mobil Corp.	28,339	2,152,630
Jonah Energy Parent LLC*3	6,986	436,625
Royal Dutch Shell plc - Class B - ADR (Netherlands)	23,950	1,231,030
TotalEnergies SE - ADR (France)	34,184	1,941,651
Total Energy		10,195,409
Financials - 4.3%
Banks - 0.3%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	8,583	314,567
Citigroup, Inc.	3,109	202,458
Comerica, Inc.	510	47,318
Fifth Third Bancorp	1,942	86,672
FinecoBank Banca Fineco S.p.A. (Italy)	49,615	834,140
Huntington Bancshares, Inc.	3,240	48,794
JPMorgan Chase & Co.	2,517	374,026
Regions Financial Corp.	2,743	62,924
U.S. Bancorp	2,655	154,495
		2,125,394
Capital Markets - 3.2%
Allfunds Group plc (United Kingdom)*	14,379	202,047
Avanza Bank Holding AB (Sweden)	9,416	297,908
BlackRock, Inc.	4,395	3,616,821
Deutsche Boerse AG (Germany)	4,390	780,333
Intercontinental Exchange, Inc.	59,225	7,501,439
Intermediate Capital Group plc (United Kingdom)	14,713	379,972
Moody's Corp.	19,057	6,536,551
S&P Global, Inc.	6,428	2,669,034
		21,984,105
Insurance - 0.8%
Admiral Group plc (United Kingdom)	16,011	680,800
The Allstate Corp.	735	88,692
Chubb Ltd.	861	169,858
Cincinnati Financial Corp.	501	59,033

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
Everest Re Group Ltd.	147	$41,660
Fidelity National Financial, Inc.	1,032	51,961
The Hartford Financial Services Group, Inc.	1,000	71,870
The Travelers Companies, Inc.	586	97,381
W. R. Berkley Corp.	55,705	4,707,073
		5,968,328
Total Financials		30,077,827
Health Care - 10.1%
Biotechnology - 3.4%
BioMarin Pharmaceutical, Inc.*	79,532	7,048,921
Gilead Sciences, Inc.	2,349	161,329
Seagen, Inc.*	47,076	6,332,193
Vertex Pharmaceuticals, Inc.*	40,219	9,775,228
		23,317,671
Health Care Equipment & Supplies - 3.1%
Alcon, Inc. (Switzerland)	107,082	8,221,756
Align Technology, Inc.*	7,288	3,607,268
Getinge AB - Class B (Sweden)	11,727	458,474
IDEXX Laboratories, Inc.*	9,988	5,066,912
Medtronic plc	34,357	3,555,606
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	280,000	345,070
		21,255,086
Health Care Providers & Services - 0.0%##
Jinxin Fertility Group Ltd. (China)*2	96,000	96,162
Quest Diagnostics, Inc.	433	58,464
		154,626
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	6,306	3,665,678
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	3,449	223,806
Dechra Pharmaceuticals plc (United Kingdom)	9,201	516,811
Johnson & Johnson	66,034	11,376,998
Merck & Co., Inc.	3,650	297,402
Novartis AG - ADR (Switzerland)	82,409	7,162,166
Zoetis, Inc.	10,135	2,024,872
		21,602,055
Total Health Care		69,995,116
Industrials - 4.8%
Aerospace & Defense - 0.1%
Airbus SE (France)*	2,196	280,414
General Dynamics Corp.	608	128,957
L3Harris Technologies, Inc.	475	99,413
Lockheed Martin Corp.	458	178,221

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
Northrop Grumman Corp.	369	$136,493
		823,498
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	468	48,976
FedEx Corp.	13,831	3,400,490
United Parcel Service, Inc. - Class B	16,773	3,391,668
		6,841,134
Airlines - 0.6%
Controladora Vuela Cia de Aviacion
S.A.B. de C.V. - ADR (Mexico)*	11,499	205,027
Ryanair Holdings plc - ADR (Ireland)*	34,953	3,901,454
		4,106,481
Building Products - 0.1%
A. O. Smith Corp.	570	43,559
Assa Abloy AB - Class B (Sweden)	17,861	489,072
Johnson Controls International plc	1,945	141,343
		673,974
Commercial Services & Supplies - 0.6%
Cleanaway Waste Management Ltd. (Australia)	223,835	456,938
Copart, Inc.*	25,391	3,281,787
Republic Services, Inc.	813	103,787
Waste Management, Inc.	916	137,803
		3,980,315
Electrical Equipment - 0.0%##
Eaton Corp. plc	897	142,112
Emerson Electric Co.	1,379	126,799
Hubbell, Inc.	213	39,893
		308,804
Industrial Conglomerates - 0.1%
3M Co.	986	163,696
Honeywell International, Inc.	1,073	219,407
		383,103
Machinery - 0.1%
Caterpillar, Inc.	931	187,652
Cummins, Inc.	377	83,272
Illinois Tool Works, Inc.	631	147,604
Rotork plc (United Kingdom)	58,379	268,317
Snap-on, Inc.	182	37,902
		724,747
Professional Services - 0.5%
Booz Allen Hamilton Holding Corp.	503	38,595
Insperity, Inc.	32,822	3,529,350
		3,567,945
Road & Rail - 1.5%
Canadian National Railway Co. (Canada)	54,086	6,583,348

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail (continued)
Norfolk Southern Corp.	14,520	$3,949,295
Union Pacific Corp.	1,029	251,642
		10,784,285
Trading Companies & Distributors - 0.1%
Brenntag SE (Germany)	7,994	684,896
W. W. Grainger, Inc.	156	77,237
		762,133
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	24,300	163,378
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	1,640	225,320
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	1,152	234,040
		622,738
Total Industrials		33,579,157
Information Technology - 10.1%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	5,763	320,826
Motorola Solutions, Inc.	444	102,982
		423,808
Electronic Equipment, Instruments & Components - 0.1%
Keyence Corp. (Japan)	300	153,877
Softwareone Holding AG (Germany)	18,576	364,974
		518,851
IT Services - 4.8%
Adyen N.V. (Netherlands)*2	370	752,912
Atos SE (France)	13,283	476,155
Automatic Data Processing, Inc.	801	165,142
Broadridge Financial Solutions, Inc.	369	58,752
International Business Machines Corp.	1,488	198,752
Keywords Studios plc (Ireland)	3,437	116,485
Mastercard, Inc. - Class A	30,917	11,945,710
PayPal Holdings, Inc.*	41,070	7,061,576
StoneCo Ltd. - Class A (Brazil)*	30,094	468,865
Switch, Inc. - Class A	28,752	736,914
TravelSky Technology Ltd. - Class H (China)	336,000	628,299
Visa, Inc. - Class A	46,733	10,569,603
		33,179,165
Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc.	782	128,224
Intel Corp.	5,423	264,751
QUALCOMM, Inc.	1,722	302,659

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	33,186	$4,069,599
		4,765,233
Software - 4.5%
Anaplan, Inc.*	78,940	3,811,223
Microsoft Corp.	42,564	13,236,553
Oracle Corp.	4,041	327,968
salesforce.com, Inc.*	27,876	6,484,794
ServiceNow, Inc.*	12,371	7,246,684
		31,107,222
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	707	61,162
Total Information Technology		70,055,441
Materials - 4.6%
Chemicals - 2.1%
Air Liquide S.A. - ADR (France)	157,197	5,361,046
Air Liquide S.A. (France)	4,809	822,624
CF Industries Holdings, Inc.	773	53,236
Eastman Chemical Co.	444	52,805
FMC Corp.	74,400	8,211,528
International Flavors & Fragrances, Inc.	638	84,165
Linde plc (United Kingdom)	814	259,406
RPM International, Inc.	447	39,609
		14,884,419
Containers & Packaging - 1.1%
Graphic Packaging Holding Co.	409,656	7,746,595
Packaging Corp. of America	299	45,038
		7,791,633
Metals & Mining - 1.4%
Agnico Eagle Mines Ltd. (Canada)	62,432	2,983,001
Barrick Gold Corp. (Canada)	146,690	2,809,114
Newmont Corp.	57,055	3,490,054
Nucor Corp.	917	92,984
Reliance Steel & Aluminum Co.	239	36,538
Steel Dynamics, Inc.	734	40,752
		9,452,443
Total Materials		32,128,495
Real Estate - 5.0%
Equity Real Estate Investment Trusts (REITS) - 5.0%
Agree Realty Corp.	2,870	187,641
American Campus Communities, Inc.	9,088	474,939
American Homes 4 Rent - Class A	11,132	435,595
American Tower Corp.	17,926	4,508,389
Apple Hospitality REIT, Inc.	20,906	337,214
AvalonBay Communities, Inc.	1,985	484,797
Brandywine Realty Trust	17,657	227,069

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Camden Property Trust	2,632	$421,357
CareTrust REIT, Inc.	8,739	185,354
Community Healthcare Trust, Inc.	7,892	357,823
Cousins Properties, Inc.	13,570	523,259
Digital Realty Trust, Inc.	3,147	469,627
Duke Realty Corp.	11,460	662,159
Equinix, Inc.	6,501	4,712,575
Equity LifeStyle Properties, Inc.	6,617	518,045
Essex Property Trust, Inc.	1,478	491,435
Extra Space Storage, Inc.	2,285	452,864
Flagship Communities REIT	15,269	281,713
Getty Realty Corp.	7,626	226,263
Healthcare Trust of America, Inc. - Class A	6,891	224,302
Healthpeak Properties, Inc.	4,460	157,750
Hibernia REIT plc (Ireland)	91,977	131,375
Innovative Industrial Properties, Inc.	1,697	336,328
Invitation Homes, Inc.	18,267	766,849
Kilroy Realty Corp.	5,296	338,944
Lamar Advertising Co. - Class A	1,545	171,124
Life Storage, Inc.	2,638	355,998
Mid-America Apartment Communities, Inc.	2,822	583,251
NexPoint Residential Trust, Inc.	2,857	226,538
Prologis, Inc.	14,997	2,351,829
Public Storage	2,664	955,124
Realty Income Corp.	1,896	131,601
Rexford Industrial Realty, Inc.	8,564	626,628
SBA Communications Corp.	27,596	8,980,842
Sun Communities, Inc.	4,352	822,354
Terreno Realty Corp.	3,702	276,799
UDR, Inc.	10,025	569,821
Ventas, Inc.	4,527	240,022
Welltower, Inc.	4,282	370,950
Total Real Estate		34,576,547

TOTAL COMMON STOCKS
(Identified Cost $336,904,749)		409,526,262

PREFERRED STOCKS - 0.2%

Information Technology - 0.2%
Software - 0.2%
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026	15,000	343,350
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	14,200	323,050

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

PREFERRED STOCKS (continued)

Information Technology (continued)
Software (continued)
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	28,900	$647,360

TOTAL PREFERRED STOCKS
(Identified Cost $1,454,424)		1,313,760

CORPORATE BONDS - 12.2%

Non-Convertible Corporate Bonds- 12.2%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.7%
Lumen Technologies, Inc., 7.50%, 4/1/2024	640,000	684,099
Verizon Communications, Inc., 4.272%, 1/15/2036	3,920,000	4,398,276
		5,082,375
Interactive Media & Services - 0.8%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	4,990,000	5,299,470
Total Communication Services		10,381,845

Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc., 3.25%, 2/15/2030	1,480,000	1,474,651
Internet & Direct Marketing Retail - 0.4%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	2,820,000	2,935,026

Total Consumer Discretionary		4,409,677

Energy - 3.0%
Energy Equipment & Services - 0.3%
Kent Global plc (United Kingdom), 10.00%, 6/28/2026	400,000	396,621
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026[2]	735,000	740,029
Tidewater, Inc., 8.50%, 11/16/2026	700,000	707,875
		1,844,525
Oil, Gas & Consumable Fuels - 2.7%
BP Capital Markets America, Inc., 3.06%, 6/17/2041	3,790,000	3,594,244
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	193,000	198,592
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	3,040,000	4,005,693
Energy Transfer LP, 6.50%, 2/1/2042	2,960,000	3,632,648
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	2,750,000	3,633,687
Navigator Holdings Ltd., 8.00%, 9/10/2025[2]	200,000	208,521

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
PetroTal Corp. (Peru), 12.00%, 2/16/2024 (Acquired 06/15/2021-10/06/2021, cost $728,838)[4]	695,000	$725,041
The Williams Companies, Inc., 2.60%, 3/15/2031	3,030,000	2,924,478
		18,922,904
Total Energy		20,767,429

Financials - 2.3%
Banks - 1.3%
Bank of America Corp., 6.11%, 1/29/2037	1,530,000	1,978,961
Citigroup, Inc., 4.45%, 9/29/2027	1,960,000	2,130,780
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[5]	3,670,000	3,649,478
Lloyds Bank plc (United Kingdom) (3 mo. LIBOR US + 11.756%), 12.00%[2,5,6]	650,000	650,426
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	665,000	695,341
		9,104,986
Capital Markets - 0.4%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	1,500,000	1,475,244
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	1,460,000	1,474,145
		2,949,389
Consumer Finance - 0.1%
Navient Corp., 6.75%, 6/25/2025	50,000	52,743
Synergy One Lending, Inc., 5.50%, 10/14/2026	740,000	723,793
		776,536
Diversified Financial Services - 0.3%
Blackstone Private Credit Fund, 2.625%, 12/15/2026[2]	1,540,000	1,462,073
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	695,000	723,386
		2,185,459
Mortgage Real Estate Investment Trusts (REITS) - 0.2%
Arbor Realty Trust, Inc., 8.00%, 4/30/2023 (Acquired 05/10/2021, cost $228,923)[4]	215,000	221,910
MCREIF SubREIT LLC, 5.00%, 10/15/2026 (Acquired 10/13/2021, cost $675,000)[4]	675,000	650,012

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Mortgage Real Estate Investment Trusts (REITS) (continued)
Starwood Property Trust, Inc., 3.75%, 12/31/2024[2]	10,000	$9,984
		881,906
Total Financials		15,898,276

Health Care - 0.3%
Health Care Providers & Services - 0.3%
HCA, Inc., 4.125%, 6/15/2029	2,060,000	2,189,663

Industrials - 2.5%
Airlines - 0.5%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	250,529	277,918
Southwest Airlines Co.
5.25%, 5/4/2025	2,027,000	2,213,932
5.125%, 6/15/2027	353,000	394,258
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	123,780	123,633
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	706,071	684,807
		3,694,548
Building Products - 0.1%
Eco Material Technologies, Inc., 7.875%, 1/31/2027[2]	325,000	329,469

Commercial Services & Supplies - 0.1%
Airswift Global AS (United Kingdom) (3 mo. LIBOR US + 8.500%), 8.654%, 5/12/2025 (Acquired 05/03/2021-08/05/2021, cost $704,000)[4,7]	700,000	705,250

Construction & Engineering - 0.1%
Railworks Holdings LP - Railworks Rally, Inc., 8.25%, 11/15/2028[2]	735,000	758,189

Marine - 0.2%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	715,000	706,482
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[2]	700,000	730,369
		1,436,851
Road & Rail - 0.2%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[5]	1,140,000	1,264,509

Trading Companies & Distributors - 1.3%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	2,740,000	2,687,666
Air Lease Corp., 3.625%, 4/1/2027	1,430,000	1,473,349

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,430,000	$1,482,249
Avolon Holdings Funding Ltd. (Ireland), 2.75%, 2/21/2028[2]	3,510,000	3,363,858
		9,007,122
Total Industrials		17,195,938

Materials - 0.7%
Metals & Mining - 0.7%
Copper Mountain Mining Corp. (Canada), 8.00%, 4/9/2026[2]	686,000	712,465
Jervois Mining USA Ltd. (Australia), 12.50%, 7/20/2026[2]	675,000	722,250
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,520,000	1,496,933
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $118,233)[4,8]	653,000	21
Pembroke Olive Downs Pty Ltd. (Australia), 10.00%, 12/21/2028 (Acquired 12/10/2021, cost $193,000)[4]	400,000	391,000
Tacora Resources, Inc. (Canada), 8.25%, 5/15/2026[2]	695,000	691,286
Warrior Met Coal, Inc., 7.875%, 12/1/2028[2]	730,000	766,377
Total Materials		4,780,332

Real Estate - 1.3%
Equity Real Estate Investment Trusts (REITS) - 1.3%
Crown Castle International Corp.
3.10%, 11/15/2029	1,306,000	1,318,561
3.30%, 7/1/2030	2,334,000	2,375,517
IIP Operating Partnership LP, 5.50%, 5/25/2026	700,000	721,094
Simon Property Group LP, 2.65%, 2/1/2032	4,550,000	4,458,343

Total Real Estate		8,873,515

TOTAL CORPORATE BONDS
(Identified Cost $85,765,632)		84,496,675

U.S. TREASURY SECURITIES - 14.9%

U.S. Treasury Bonds - 4.6%
U.S. Treasury Bond
3.875%, 8/15/2040	13,905,000	17,687,594
3.00%, 5/15/2047	12,310,000	14,358,461
Total U.S. Treasury Bonds
(Identified Cost $34,204,454)		32,046,055

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes - 10.3%
U.S. Treasury Note
1.75%, 5/15/2023	6,995,000	$7,068,775
2.125%, 5/15/2025	13,735,000	14,040,818
1.625%, 5/15/2026	14,635,000	14,667,014
2.375%, 5/15/2027	13,720,000	14,231,285
2.875%, 5/15/2028	13,680,000	14,622,638
1.625%, 5/15/2031	6,945,000	6,861,443

Total U.S. Treasury Notes
(Identified Cost $73,632,741)		71,491,973
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $107,837,195)		103,538,028

ASSET-BACKED SECURITIES - 6.3%

Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[2]	1,800,000	1,735,337
CF Hippolyta LLC
Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	851,466	832,257
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	784,322	758,233
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, 2/18/2046[2]	1,771,668	1,703,249
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	788,620	792,842
Credit Acceptance Auto Loan Trust
Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	368,000	369,804
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	1,900,000	1,874,216
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,150,000	2,150,166
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025[2]	1,200,000	1,175,969
KREF Ltd., Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.070%), 1.173%, 2/15/2039 (Acquired 07/23/2021, cost $1,300,000)[4,7]	1,300,000	1,299,234
Navient Private Education Refi Loan Trust
Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.618%, 6/25/2031[7]	257,604	253,039
Series 2020-FA, Class A, 1.22%, 7/15/2069[2]	764,949	758,170
Nelnet Student Loan Trust
Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 0.808%, 2/25/2045[2,7]	265,223	264,347
Series 2013-5A, Class A, (1 mo. LIBOR US + 0.630%), 0.738%, 1/25/2037[2,7]	264,148	262,554

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Nelnet Student Loan Trust (continued)
Series 2015-2A, Class A2, (1 mo. LIBOR US + 0.600%), 0.708%, 9/25/2047[2,7]	2,309,487	$2,291,533
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061[2]	2,275,000	2,216,159
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (Cayman Islands) (3 mo. LIBOR US + 0.960%), 1.201%, 4/16/2031[2,7]	2,000,000	1,997,200
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	365,519	372,814
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	1,323,000	1,332,557
PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $2,626,963)[4]	2,626,963	2,604,373
Progress Residential Trust
Series 2019-SFR2, Class A, 3.147%, 5/17/2036[2]	1,231,329	1,226,970
Series 2019-SFR4, Class A, 2.687%, 10/17/2036[2]	1,200,000	1,206,623
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,734,300	1,677,907
SMB Private Education Loan Trust
Series 2019-B, Class A2A, 2.84%, 6/15/2037[2]	1,805,189	1,839,198
Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	380,745	382,057
Series 2020-B, Class A1A, 1.29%, 7/15/2053[2]	1,210,005	1,185,224
SoFi Professional Loan Program LLC
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	103,432	104,449
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	593,471	602,033
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	1,094,380	1,103,566
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,500,000	1,442,526
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,9]	335,109	337,199
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,9]	396,807	399,648
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.108%, 10/25/2048[2,7]	554,405	556,581
Tricon American Homes
Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,209,661	1,218,395
Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	2,141,626	2,058,071

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Trinitas CLO XVII Ltd., Series 2021-17A, Class B1, (Cayman Islands) (3 mo. LIBOR US + 1.700%), 1.954%, 10/20/2034[2,7]	2,100,000	$2,096,430
Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, 3/20/2046[2]	1,718,958	1,652,954

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $44,658,969)		44,133,884

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.3%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,9]	1,387,158	1,325,744
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,9]	72,496	73,339
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,9]	936,229	916,585
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,9]	187,826	186,236
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,9]	118,132	117,953
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,9]	76,600	77,750
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	66,032	67,542
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,007,696	994,051
Fannie Mae-Aces, Series 2017-M15, Class A1, 2.959%, 9/25/2027[9]	1,376,010	1,416,210
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	1,571,000	1,601,420
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K021, Class X1 (IO), 1.375%, 6/25/2022[9]	9,226,062	26,547
Series K030, Class X1 (IO), 0.146%, 4/25/2023[9]	39,054,718	70,126
Series K032, Class X1 (IO), 0.071%, 5/25/2023[9]	25,511,332	32,278
FREMF Mortgage Trust
Series 2013-K28, Class X2A (IO), 0.10%, 6/25/2046[2]	70,316,754	56,187
Series 2014-K41, Class B, 3.834%, 11/25/2047[2,9]	1,731,000	1,805,933
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	706,065	716,390

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A, (1 mo. LIBOR US + 1.000%), 1.106%, 10/15/2036[2,7]	1,589,000	$1,578,782
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 0.900%, 12/25/2051[2,7]	1,332,053	1,327,177
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,9]	1,042,169	1,038,071
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,9]	1,082,632	1,078,986
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,9]	1,267,212	1,251,571
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,9]	259,952	260,434
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,9]	133,524	134,468
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,9]	248,049	256,302
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,9]	331,639	341,868
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,9]	383,083	399,700
Onslow Bay Mortgage Loan Trust, Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,9]	1,625,000	1,653,437
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,9]	321,899	324,033
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,9]	1,251,135	1,231,331
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,9]	1,979,705	1,935,601
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,9]	2,085,614	2,038,331
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[9]	140,044	138,594
Series 2013-6, Class A2, 3.00%, 5/25/2043[9]	634,670	637,604
Series 2013-7, Class A2, 3.00%, 6/25/2043[9]	134,014	134,634
Series 2013-8, Class A1, 3.00%, 6/25/2043[9]	149,074	149,710
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 1.576%, 11/15/2027[2,7]	1,278,105	820,839
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,9]	200,874	196,686

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES		SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Waikiki Beach Hotel Trust, Series 2019-WBM, Class A, (1 mo. LIBOR US + 1.050%), 1.156%, 12/15/2033[2,7]		1,496,000	$1,492,111
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class A, (1 mo. LIBOR US + 1.150%), 1.256%, 2/15/2040[2,7]		1,818,044	1,818,464
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,9]		58,181	58,566

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $30,633,632)			29,781,591

FOREIGN GOVERNMENT BONDS - 0.2%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	358,000	283,731
Mexican Government Bond
(Mexico), 6.50%, 6/9/2022	MXN	5,057,000	245,255
(Mexico), 7.75%, 5/29/2031	MXN	972,000	47,365
Mexico Government International Bond (Mexico), 4.125%, 1/21/2026		200,000	215,071
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		440,000	446,295

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,391,085)			1,237,717

MUNICIPAL BONDS - 0.7%

Clark County, Public Impt., Series A, G.O. Bond, 1.51%, 11/1/2028		2,340,000	2,238,065
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038		1,795,000	1,774,976
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024		635,000	634,827
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028		230,000	228,856

TOTAL MUNICIPAL BONDS
(Identified Cost $5,080,515)			4,876,724

U.S. GOVERNMENT AGENCIES - 1.5%

Mortgage-Backed Securities - 1.5%
Fannie Mae
Pool #888810, UMBS, 5.50%, 11/1/2022		84	84
Pool #990895, UMBS, 5.50%, 10/1/2023		3,275	3,369

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AD0462, UMBS, 5.50%, 10/1/2024	2,817	$2,935
Pool #MA3463, UMBS, 4.00%, 9/1/2033	312,681	328,423
Pool #MA1834, UMBS, 4.50%, 2/1/2034	379,517	412,220
Pool #MA1903, UMBS, 4.50%, 5/1/2034	208,958	226,964
Pool #889576, UMBS, 6.00%, 4/1/2038	137,688	157,841
Pool #889579, UMBS, 6.00%, 5/1/2038	116,093	132,762
Pool #MA3412, UMBS, 3.50%, 7/1/2038	383,616	403,666
Pool #995196, UMBS, 6.00%, 7/1/2038	6,804	7,760
Pool #AD0207, UMBS, 6.00%, 10/1/2038	367,892	420,485
Pool #AD0220, UMBS, 6.00%, 10/1/2038	11,936	13,616
Pool #MA0258, UMBS, 4.50%, 12/1/2039	236,610	258,846
Pool #AL1595, UMBS, 6.00%, 1/1/2040	145,931	166,705
Pool #AL0152, UMBS, 6.00%, 6/1/2040	282,086	322,756
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,533,046	2,575,542
Pool #AL0241, UMBS, 4.00%, 4/1/2041	394,380	425,789
Pool #AI5172, UMBS, 4.00%, 8/1/2041	283,847	306,499
Pool #AL1410, UMBS, 4.50%, 12/1/2041	480,808	526,012
Pool #AL7729, UMBS, 4.00%, 6/1/2043	237,030	255,945
Pool #AX5234, UMBS, 4.50%, 11/1/2044	228,062	248,780
Pool #AS4103, UMBS, 4.50%, 12/1/2044	313,945	342,465
Pool #BC6764, UMBS, 3.50%, 4/1/2046	162,833	171,623
Pool #BD6997, UMBS, 4.00%, 10/1/2046	173,964	185,967
Pool #BE7845, UMBS, 4.50%, 2/1/2047	115,094	124,431
Pool #AL8674, 5.656%, 1/1/2049	937,929	1,060,912
Freddie Mac
Pool #G12610, 6.00%, 3/1/2022	63	64
Pool #G12655, 6.00%, 5/1/2022	25	25
Pool #G12988, 6.00%, 1/1/2023	555	561
Pool #G13078, 6.00%, 3/1/2023	786	794
Pool #G13331, 5.50%, 10/1/2023	660	676
Pool #C91762, 4.50%, 5/1/2034	245,045	266,733
Pool #C91771, 4.50%, 6/1/2034	214,424	233,435

Investment Portfolio - January 31, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #C91780, 4.50%, 7/1/2034	336,777	$368,418
Pool #G03926, 6.00%, 2/1/2038	57,024	65,333
Pool #G05906, 6.00%, 4/1/2040	70,663	80,675
Pool #Q33778, 4.00%, 6/1/2045	405,464	435,052

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $10,334,641)		10,534,163

SHORT-TERM INVESTMENT - 0.6%

Dreyfus Government Cash Management, Institutional Shares, 0.03%10
(Identified Cost $4,479,627)	4,479,627	4,479,627

TOTAL INVESTMENTS - 99.8%
(Identified Cost $628,540,469)		693,918,431
OTHER ASSETS, LESS LIABILITIES - 0.2%		1,243,894
NET ASSETS - 100%		$695,162,325

ADR - American Depositary Receipt

CAD - Canadian Dollar

CLO - Collateralized Loan Obligation

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $88,954,917, which represented 12.8% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at January 31, 2022 was $6,596,841, or 0.9% of the Series’ Net Assets.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2022.

6 Security is perpetual in nature and has no stated maturity date.

7Floating rate security. Rate shown is the rate in effect as of January 31, 2022.

8 Issuer filed for bankruptcy and/or is in default of interest payments.

9Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2022.

10Rate shown is the current yield as of January 31, 2022.

Investment Portfolio - January 31, 2022

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$55,048,650	$53,360,525	$1,688,125	$—
Consumer Discretionary	30,377,539	28,779,439	1,598,100	—
Consumer Staples	43,492,081	31,034,560	12,457,521	—
Energy	10,195,409	9,758,784	—	436,625
Financials	30,077,827	26,902,627	3,175,200	—
Health Care	69,995,116	68,578,599	1,416,517	—
Industrials	33,579,157	31,399,520	2,179,637	—
Information Technology	70,055,441	67,562,739	2,492,702	—
Materials	32,128,495	31,305,871	822,624	—
Real Estate	34,576,547	34,445,172	131,375	—
Preferred securities:
Information Technology	1,313,760	1,313,760	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	114,072,191	—	114,072,191	—
States and political subdivisions (municipals)	4,876,724	—	4,876,724	—
Corporate debt:
Communication Services	10,381,845	—	10,381,845	—
Consumer Discretionary	4,409,677	—	4,409,677	—
Energy	20,767,429	—	20,767,429	—
Financials	15,898,276	—	15,898,276	—
Health Care	2,189,663	—	2,189,663	—
Industrials	17,195,938	—	17,195,938	—
Materials	4,780,332	—	4,780,332	—
Real Estate	8,873,515	—	8,873,515	—
Asset-backed securities	44,133,884	—	44,133,884	—
Commercial mortgage-backed securities	29,781,591	—	29,781,591	—
Foreign government bonds	1,237,717	—	1,237,717	—
Short-Term Investment	4,479,627	4,479,627	—	—
Total assets	$693,918,431	$388,921,223	$304,560,583	$436,625

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.